NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to ordinary shareholders of UP Fintech	$ 170,899,537	$ 60,727,920	$ 32,563,525
The dilutive effect arising from the convertible bonds	2,672,707	1,139,018	912,009
Numerator for diluted net income per ordinary share	$ 173,572,244	$ 61,866,938	$ 33,475,534
Weighted average shares used in calculating net income per ordinary share
Basic	2,651,608,820	2,404,640,854	2,325,338,439
Dilutive effect of convertible bonds	106,831,729	82,010,834	70,164,498
Diluted	2,807,732,382	2,534,097,315	2,427,268,831
Net income per ordinary share
Basic	$ 0.064	$ 0.025	$ 0.014
Diluted	$ 0.062	$ 0.024	$ 0.014
Share Options
Weighted average shares used in calculating net income per ordinary share
Dilutive effect	4,088,223	5,513,427	5,440,751
Restricted Shares Units
Weighted average shares used in calculating net income per ordinary share
Dilutive effect	45,203,610	41,932,200	26,325,143